Shareholder Report, Average Annual Return (Details) B018587_Direxion Daily LMT Bear 1X ETF_TF_TSR Annual {TF}	3 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily LMT Bear 1X ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Direxion Daily LMT Bear 1X ETF NAV
Average Annual Return, Percent	(12.68%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	8.91%
Lockheed Martin Corporation [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lockheed Martin Corporation
Average Annual Return, Percent	14.86%